Equity (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands							6 Months Ended			12 Months Ended
		Feb. 28, 2025 USD ($) $ / shares shares	Jul. 15, 2024 USD ($) $ / shares shares	May 31, 2024 CNY (¥)	May 24, 2024 shares	Jun. 23, 2023 $ / shares shares	Jun. 30, 2025 CNY (¥) shares	Jun. 30, 2025 USD ($) $ / shares shares	Jun. 30, 2024 CNY (¥)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 $ / shares shares
Equity [Line Items]
Issued of ordinary shares						63,871,650
Consideration amount (in Yuan Renminbi) | ¥				¥ 23,692
Gross proceeds (in Dollars)							¥ 60,242	$ 8,409
Tax rate							10.00%	10.00%
Reserve rate							50.00%	50.00%
Additional paid-in capital (in Yuan Renminbi) | ¥							¥ 266,600			¥ 220,300
Dongling Technology Co., Ltd.[Member]
Equity [Line Items]
Percentage of equity interest				3.15%
Lianzhang Portal to LZ Menhu [Member]
Equity [Line Items]
Percentage of equity interest				3.15%
Lianzhang Portal [Member]
Equity [Line Items]
Percentage of equity interest								96.85%
Common Stock [Member]
Equity [Line Items]
Issued of ordinary shares			2,000,000,000
Ordinary shares par value (in Dollars per share) | $ / shares			$ 0.000025
Ordinary shares issued and unissued price per units (in Dollars per share) | $ / shares			0.0001
Ordinary shares par value (in Dollars per share) | $ / shares			$ 0.000025
Authorized share capital (in Dollars) | $			$ 50,000
Class A Ordinary Shares [Member]
Equity [Line Items]
Issued of ordinary shares					311,915	9,589,248
Ordinary shares par value (in Dollars per share) | $ / shares						$ 0.0001
Ordinary shares par value (in Dollars per share) | $ / shares	[1]							$ 0.000025			$ 0.000025
Additional common stock issued			9,901,163
Additional common stock outstanding			39,604,652
Common stock share issue	[1]							22,500,000			22,500,000
Shares not designated	[1]							80,000,000			80,000,000
Ordinary shares, shares outstanding	[1]							22,500,000			22,500,000
Class A Ordinary Shares [Member] | Maximum [Member]
Equity [Line Items]
Shares of consideration			39,604,652
Class A Ordinary Shares [Member] | Minimum [Member]
Equity [Line Items]
Shares of consideration			22,500,000
Class A Ordinary Shares [Member] | Common Stock [Member]
Equity [Line Items]
Issued of ordinary shares			80,000,000
Class A Ordinary Shares [Member] | LZ Holdings [Member]
Equity [Line Items]
Shares of consideration			17,104,652
Class B Ordinary Shares [Member]
Equity [Line Items]
Issued of ordinary shares					1,824,185	54,282,402
Ordinary shares par value (in Dollars per share) | $ / shares						$ 0.0001
Ordinary shares par value (in Dollars per share) | $ / shares	[1]							$ 0.000025			$ 0.000025
Additional common stock issued			56,106,587
Additional common stock outstanding			224,426,348
Common stock share issue	[1]							129,570,000			127,500,000
Shares not designated	[1]							1,880,000,000			1,880,000,000
Ordinary shares, shares outstanding	[1]							129,570,000			127,500,000
Class B Ordinary Shares [Member] | Maximum [Member]
Equity [Line Items]
Shares of consideration			224,426,348
Class B Ordinary Shares [Member] | Common Stock [Member]
Equity [Line Items]
Issued of ordinary shares			1,920,000,000				2,070,000	2,070,000
Class B Ordinary Shares [Member] | Common Stock [Member] | Maximum [Member]
Equity [Line Items]
Issued of ordinary shares		1,920,000,000
Class B Ordinary Shares [Member] | Common Stock [Member] | Minimum [Member]
Equity [Line Items]
Issued of ordinary shares		1,880,000,000
Shares of consideration			127,500,000
Class B Ordinary Shares [Member] | LZ Holdings [Member]
Equity [Line Items]
Shares of consideration			23,549,935
Class B Ordinary Shares [Member] | BJ Tojoy Shared Enterprise Consulting Ltd [Member]
Equity [Line Items]
Shares of consideration			10,779,690
Class B Ordinary Shares [Member] | Vanshion Investment Group Limited [Member]
Equity [Line Items]
Shares of consideration			25,913,094
Class B Ordinary Shares [Member] | Youder Investment Group Limited [Member]
Equity [Line Items]
Shares of consideration			29,268,824
Class B Ordinary Shares [Member] | Sing Family Investment Limited [Member]
Equity [Line Items]
Shares of consideration			2,175,444
Class B Ordinary Shares [Member] | Kim Full Investment Company Limited [Member]
Equity [Line Items]
Shares of consideration			5,239,361
IPO [Member]
Equity [Line Items]
Gross proceeds (in Dollars) | $								$ 8,280
Net proceeds (in Dollars) | $								$ 6,360
IPO [Member] | Class A Ordinary Shares [Member] | Common Stock [Member]
Equity [Line Items]
Shares not designated		40,000,000
IPO [Member] | Class B Ordinary Shares [Member]
Equity [Line Items]
Ordinary shares par value (in Dollars per share) | $ / shares		$ 4
Common stock share issue		1,800,000						2,070,000
Gross proceeds (in Dollars) | $		$ 7,200
IPO [Member] | Class B Ordinary Shares [Member] | Common Stock [Member]
Equity [Line Items]
Shares not designated		40,000,000
Over-Allotment Option [Member]
Equity [Line Items]
Shares of consideration							270,000	270,000
Sale of Stock, Price Per Share (in Dollars per share) | $ / shares								$ 4
Gross proceeds (in Dollars) | $								$ 1,080

[1]	Ordinary shares and shares data are presented on a retroactive basis to reflect the reorganization (Note 1(b)) and the Share Subdivision and the Share Surrender implemented on July 15, 2024 (Note 11).